VIA EDGAR

May 3, 2010

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: FS Variable Separate Account ("Registrant")

First SunAmerica Life Insurance Company ("Depositor")

Polaris II Variable Annuity

File No. 333-146491 and 811-08810

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated May 1, 2010 for Registrant on behalf of the Polaris II Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on April 28, 2010, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6549.

Very truly yours,

/s/ Jennifer Herron

_________________

Jennifer Herron

Paralegal